Common Stock and Warrants (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 02, 2022	Feb. 25, 2022	Apr. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Jun. 30, 2022	Feb. 24, 2022
Increase in authorized share		5,000,000
Common share authorized		20,000,000							15,000,000
Offering price	$ 5.50		$ 4.75			$ 4.75
Proceeds from common stock	$ 3,000,000		$ 7,580,400	$ 0	$ 3,000,000
Addition proceed from common stock						$ 9,500,000
Issuence and sold aggregate shares of common stock and warrants	545,456		797,940			2,000,000
Additional common stock purchased	274,727					999,993
Issuance cost	$ 272,800			$ 0	$ 272,800	$ 1,300,000
Exercisable price			$ 9.50			$ 9.50
Issuence and sold aggregate shares to investors			1,595,880
Common share authorized				20,000,000		15,000,000	20,000,000	20,000,000
2012 Stock Option Plan (the "2012 Plan")
Increase in authorized share		943,000
Additional common stock purchased		150,000
Issuance of shares		1,750,000
Common share authorized		1,250,000							307,000